DERIVATIVES - Gains or Losses on Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Cash Flow Hedges	Dec. 31, 2011 Cash Flow Hedges	Dec. 31, 2010 Cash Flow Hedges	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Deposits [Member]	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Deposits [Member]	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Deposits [Member]	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Deposits [Member] Interest Expense	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Deposits [Member] Interest Expense	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Deposits [Member] Interest Expense	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member]	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member]	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member]	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member] Interest Expense	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member] Interest Expense	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member] Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	$ (600)	$ (143)	$ 0	$ 0	$ (143)	$ 0	$ 0				$ 0	$ 0	$ 0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ (135)	$ 0	$ (493)				$ (135)	$ 0	$ 0				$ 0	$ 0	$ (493)